Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices, Discontinued Operations (Details) $ in Thousands, $ in Millions							9 Months Ended	12 Months Ended
	Oct. 31, 2024	Oct. 03, 2024	Oct. 06, 2022 MXN ($)	Jul. 01, 2022 MXN ($)	Jul. 01, 2022 USD ($)	Sep. 15, 2021 USD ($)	Oct. 06, 2022 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 MXN ($)
Operating revenues: [Abstract]
Service revenues								$ 741,858,822	$ 36,602.0	$ 689,154,325	$ 712,985,548
Sales of equipment								127,361,762	6,284.0	126,858,519	131,515,849
Operating revenues								869,220,584	42,886.0	816,012,844	844,501,397
Total costs and expenses								331,177,822	16,340.0	316,476,140	330,532,450
Operating income								180,100,090	8,886.0	167,783,515	170,870,752
Profit before income tax								62,829,909	3,100.0	115,333,645	134,269,499
Net profit (loss) of the period from discontinued operations								0	0.0	0	(6,719,015)
Recycling (income) or loss of accumulated foreign currency translation Effect				$ 1,750,451
Impairment loss								0		0	0
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities								0	0.0	0	5,791,488
Gains (losses) recognised when control of subsidiary is lost								0	$ 0.0	0	(9,390,641)
Current assets [Abstract]
Cash								36,652,098		26,597,773	33,700,949	$ 1,808.0	$ 1,312.0	$ 38,679,891
Account receivable to subscribers, distributors and others net								221,122,253		206,802,150		10,910.0
Inventories, net								23,751,457		19,271,625		1,172.0
Other assets, net								13,424,395		11,222,259		663.0
Total current assets								353,697,833		340,166,988		17,451.0
Non-current assets: [Abstract]
Property, plant and equipment								713,784,429		628,650,904	657,226,210	35,218.0		731,196,679
Intangibles, net								141,736,581		121,498,519	128,893,422	6,993.0		143,225,764
Other assets, net								48,206,789		37,643,712		2,378.0
Rights-of-use								199,460,378		113,568,320	121,874,096	9,841.0		$ 90,372,393
Total assets								1,793,920,957		1,564,185,960	1,618,099,344	88,509.0
Short term liability related to rigth of use of assets								35,436,851		24,375,010		1,748.0
Payable taxes								24,151,790		29,516,162		1,191.0
Related parties								3,701,960		6,766,826		182.0
Deferred income								29,020,425		27,494,667		1,432.0
Long-term liability related to right-of-use of assets								177,666,377		100,794,146		8,766.0
Deferred income								2,672,730		2,666,273		132.0
Total liabilities								$ 1,361,736,636		$ 1,142,483,578	$ 1,180,270,071	$ 67,186.0
Liberty Latin America [Member]
Discontinued operations [Abstract]
Proportion of ownership interest in joint venture		50.00%	50.00%
Claro Chile, SpA [Member]
Discontinued operations [Abstract]
Proportion of ownership interest in joint venture	50.00%
Claro Chile, SpA [Member] | Liberty Latin America [Member]
Discontinued operations [Abstract]
Proportion of ownership interest in joint venture	50.00%
Claro Chile, SpA [Member]
Discontinued operations [Abstract]
Proportion of ownership interest in joint venture			50.00%
Operating revenues: [Abstract]
Impairment loss			$ 0
Discontinued operations [member] | Claro Panama [Member]
Operating revenues: [Abstract]
Service revenues				1,210,109
Sales of equipment				206,595
Operating revenues				1,416,704
Total costs and expenses				1,403,311
Operating income				13,393
Financial cost				(39,538)
Gain on disposal sale of discontinued operations				3,405,014
Profit before income tax				3,378,869
Income taxes:				0
Net profit (loss) of the period from discontinued operations				3,378,869
Impairment loss				$ 0
Percentage of ownership interest in subsidiary proportion to sell						100.00%
Agreed disposal price						$ 200.0
Percentage of ownership interest in subsidiary sold				100.00%
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities					$ 116.7
Gains (losses) recognised when control of subsidiary is lost				$ 3,405,014
Current assets [Abstract]
Cash				24,202
Account receivable to subscribers, distributors and others net				666,114
Inventories, net				169,851
Other assets, net				4,457
Total current assets				864,624
Non-current assets: [Abstract]
Property, plant and equipment				1,102,062
Intangibles, net				1,810,964
Account receivables to subscribers, distributors and others, net				42,368
Other assets, net				12,291
Rights-of-use				975,019
Total assets				4,807,328
Short term liability related to rigth of use of assets				198,289
Accounts payable				576,522
Payable taxes				24,981
Related parties				1,159
Deferred income				126,904
Long-term liability related to right-of-use of assets				855,969
Deferred income				129,062
Total liabilities				1,912,886
Net assets directly associated with disposal group				$ 2,894,442
Discontinued operations [member] | Claro Chile, SpA [Member]
Operating revenues: [Abstract]
Service revenues			10,500,087
Sales of equipment			2,626,823
Operating revenues			13,126,910
Total costs and expenses			14,954,526
Operating income			(1,827,616)
Financial cost			(685,129)
Profit before income tax			(2,512,745)
Income taxes:			(1,805,500)
Net profit (loss) of the period from discontinued operations			$ (707,245)
Recycling (income) or loss of accumulated foreign currency translation Effect							$ (6,943,753)